Consolidated Statement of Stockholders' Equity (Deficiency) (USD $) In Thousands	Total USD ($)	Warrant [Member] USD ($)	Settlement of Advances [Member] USD ($)	Initial Public Offering [Member] USD ($)	Series A Special Warrants [Member] USD ($)	Rights [Member] USD ($)	Oxiquant [Member] USD ($)	Consultants [Member] USD ($)	Financing Warrant [Member] USD ($)	Financing Warrant [Member] February 2007 Financing [Member] USD ($)	Convertible Notes Payable [Member] June 2004 Convertible Notes [Member] USD ($)	Convertible Notes Payable [Member] December 2004 Convertible Notes [Member] USD ($)	Nonredeemable Preferred Stock [Member] USD ($)	Private Placement [Member]	Private Placement [Member] December 2004 Placement [Member] USD ($)	Private Placement [Member] May 2004 Placement [Member] USD ($)	Private Placement [Member] July 2005 Placement [Member] USD ($)	Private Placement [Member] May 2006 Placement [Member] USD ($)	Employees [Member] USD ($)	Cadherin Biomedical Inc. [Member] USD ($)	Common Stock [Member] USD ($)	Common Stock [Member] Warrant [Member] USD ($)	Common Stock [Member] Settlement of Advances [Member] USD ($)	Common Stock [Member] Initial Public Offering [Member] USD ($)	Common Stock [Member] Series A Special Warrants [Member] USD ($)	Common Stock [Member] Rights [Member] USD ($)	Common Stock [Member] Oxiquant [Member] USD ($)	Common Stock [Member] Financing Warrant [Member] February 2007 Financing [Member] USD ($)	Common Stock [Member] Financing Warrant [Member] April 2010 Financing [Member]	Common Stock [Member] Convertible Notes Payable [Member] June 2004 Convertible Notes [Member] USD ($)	Common Stock [Member] Convertible Notes Payable [Member] December 2004 Convertible Notes [Member] USD ($)	Common Stock [Member] Private Placement [Member] December 2004 Placement [Member] USD ($)	Common Stock [Member] Private Placement [Member] May 2004 Placement [Member] USD ($)	Common Stock [Member] Private Placement [Member] July 2005 Placement [Member] USD ($)	Common Stock [Member] Private Placement [Member] May 2006 Placement [Member] USD ($)	Common Stock [Member] Cadherin Biomedical Inc. [Member] USD ($)	Non-redeemable Preferred Stock of Subsidiary [Member] USD ($)	Non-redeemable Preferred Stock of Subsidiary [Member] Nonredeemable Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] Warrant [Member] USD ($)	Additional Paid-in Capital [Member] Series A Special Warrants [Member] USD ($)	Additional Paid-in Capital [Member] Rights [Member] USD ($)	Additional Paid-in Capital [Member] Oxiquant [Member] USD ($)	Additional Paid-in Capital [Member] Consultants [Member] USD ($)	Additional Paid-in Capital [Member] Financing Warrant [Member] USD ($)	Additional Paid-in Capital [Member] Financing Warrant [Member] February 2007 Financing [Member] USD ($)	Additional Paid-in Capital [Member] Convertible Notes Payable [Member] June 2004 Convertible Notes [Member] USD ($)	Additional Paid-in Capital [Member] Convertible Notes Payable [Member] December 2004 Convertible Notes [Member] USD ($)	Additional Paid-in Capital [Member] Private Placement [Member] December 2004 Placement [Member] USD ($)	Additional Paid-in Capital [Member] Private Placement [Member] May 2004 Placement [Member] USD ($)	Additional Paid-in Capital [Member] Private Placement [Member] July 2005 Placement [Member] USD ($)	Additional Paid-in Capital [Member] Private Placement [Member] May 2006 Placement [Member] USD ($)	Additional Paid-in Capital [Member] Employees [Member] USD ($)	Accumulated Other Comprehensive Income [Member] USD ($)	Deficit Accumulated During Development Stage [Member] USD ($)	Deficit Accumulated During Development Stage [Member] Initial Public Offering [Member] USD ($)	Deficit Accumulated During Development Stage [Member] Rights [Member] USD ($)
Beginning Balance at Sep. 02, 1996	$ 0																				$ 0																$ 0		$ 0															$ 0	$ 0
Beginning Balance (in shares) at Sep. 02, 1996																					0
Issuance of stock (in shares)																					89
Net (loss) income	(37)																																																						(37)
Ending Balance at Jun. 30, 1997	(37)																																																						(37)
Ending Balance (in shares) at Jun. 30, 1997																					89
Net (loss) income	(398)																																																						(398)
Ending Balance at Jun. 30, 1998	(435)																																																						(435)
Beginning Balance (in shares) at Jun. 30, 1998																					89
Exchange of Adherex Inc. shares for Adherex Technologies Inc. shares (in shares)																					(89)
Issuance of stock (in shares)																					239
Issuance of stock	1,615																				1,615
Cumulative translation adjustment	20																																																					20
Net (loss) income	(958)																																																						(958)
Ending Balance at Jun. 30, 1999	242																				1,615																																	20	(1,393)
Ending Balance (in shares) at Jun. 30, 1999																					239
Issuance of warrants		255																																						255
Issuance of stock (in shares)																					16		16
Issuance of stock	793		175																		793		175
Issuance of equity rights	171																																						171
Cancellation of common stock (in shares)																							(7)
Cumulative translation adjustment	16																																																					16
Net (loss) income	(1,605)																																																						(1,605)
Ending Balance at Jun. 30, 2000	47																				2,583																		426															36	(2,998)
Ending Balance (in shares) at Jun. 30, 2000																					264
Issuance of warrants		1,722			4,335																																			1,722	4,335
Other (in shares)																					5
Other	341																				341
Issuance of stock (in shares)																								74
Issuance of stock				5,689																				5,727																																(38)
Conversion of convertible securities (in shares)																						30			69	4
Conversion of convertible securities																						1,977			4,335	171														(1,977)	(4,335)	(171)
Cumulative translation adjustment	182																																																					182
Net (loss) income	(2,524)																																																						(2,524)
Ending Balance at Jun. 30, 2001	9,792																				15,134																																	218	(5,560)
Ending Balance (in shares) at Jun. 30, 2001																					446
Cumulative translation adjustment	11																																																					11
Net (loss) income	(3,732)																																																						(3,732)
Ending Balance at Jun. 30, 2002	6,071																				15,134																																	229	(9,292)
Beginning Balance (in shares) at Jun. 30, 2002																					446
Issuance of warrants		53																																						53
Stock options issued								4																																				4
Equity component of convertible notes	1,058																																						1,058
Issuance of stock (in shares)																											446
Issuance of stock							11,620																				11,077																543
Exercise of stock options (in shares)																					1
Exercise of stock options	4																				4
Distribution to shareholders	(158)																																																						(158)
Stated capital reduction																					(9,489)																		9,489
Cumulative translation adjustment	(159)																																																					(159)
Net (loss) income	(17,795)																																																						(17,795)
Ending Balance at Jun. 30, 2003	698																				16,726																		11,147															70	(27,245)
Ending Balance (in shares) at Jun. 30, 2003																					893
Repricing of warrants related to financing	18																																						18
Issuance of warrants									54																																				54
Stock options issued								148																																				148
Equity component of convertible notes	1,983																																						1,983
Issuance of stock (in shares)																																640	259
Issuance of stock													1,045		13,830	8,474																8,053	6,356					1,045											5,777	2,118
Conversion of convertible securities (in shares)																														96	60
Conversion of convertible securities											1,123	171																		1,216	569																(93)	(398)
Exercise of stock options (in shares)																					1
Exercise of stock options	23																				23
Amalgamation of 2037357 Ontario Inc.	(22)																				660																(1,045)		363
Amalgamation of 2037357 Ontario Inc., (in shares)																					44
Cumulative translation adjustment	(219)																																																					(219)
Net (loss) income	(6,872)																																																						(6,872)
Ending Balance at Jun. 30, 2004	20,454																				33,603																		21,117															(149)	(34,117)
Ending Balance (in shares) at Jun. 30, 2004																					1,993
Cost related to SEC registration	(493)																				(493)
Stock options issued								39											604																									39									604
Stock Issued for Acquisitions (in shares)																																				37
Stock Issued for Acquisitions																				1,252																1,252
Cumulative translation adjustment	1,392																																																					1,392
Net (loss) income	(6,594)																																																						(6,594)
Ending Balance at Dec. 31, 2004	16,654																				34,362																		21,760															1,243	(40,711)
Ending Balance (in shares) at Dec. 31, 2004																					2,030
Financing costs	(141)																				(141)
Stock options issued								276																																				276
Issuance of stock (in shares)																																		337
Issuance of stock																	8,134																	7,060																	1,074
Exercise of stock options (in shares)																					1
Exercise of stock options	25																				25
Net (loss) income	(13,871)																																																						(13,871)
Ending Balance at Dec. 31, 2005	11,077																				41,306																		23,110															1,243	(54,582)
Ending Balance (in shares) at Dec. 31, 2005																					2,368
Stock options issued								100											491																									100									491
Issuance of stock (in shares)																																			431
Issuance of stock																		6,040																	5,218																	822
Net (loss) income	(16,440)																																																						(16,440)
Ending Balance at Dec. 31, 2006	1,268																				46,524																		24,523															1,243	(71,022)
Beginning Balance (in shares) at Dec. 31, 2006																					2,799
Exercise of warrants (in shares)																					116
Exercise of warrants	694																				563																		131
Stock options issued								59											2,263																									59									2,263
Issuance of stock (in shares)																												4,209
Issuance of stock										23,221																		17,842																		5,379
Net (loss) income	(13,357)																																																						(13,357)
Ending Balance at Dec. 31, 2007	14,148																				64,929																		32,355															1,243	(84,379)
Ending Balance (in shares) at Dec. 31, 2007																					7,124
Stock options issued								88											2,417																									88									2,417
Net (loss) income	(13,600)																																																						(13,600)
Ending Balance at Dec. 31, 2008	3,053																				64,929																		34,860															1,243	(97,979)
Ending Balance (in shares) at Dec. 31, 2008																					7,124
Stock options issued								10											355																									10									355
Net (loss) income	(3,012)																																																						(3,012)
Ending Balance at Dec. 31, 2009	406																				64,929																		35,225															1,243	(100,991)
Ending Balance (in shares) at Dec. 31, 2009																					7,124
Stock options issued								53											2,439																									53									2,439
Issuance of stock (in shares)																													13,337
Net (loss) income	(7,823)																																																						(7,823)
Ending Balance at Dec. 31, 2010	(4,925)																				64,929																		37,717															1,243	(108,814)
Ending Balance (in shares) at Dec. 31, 2010																					20,461
Stock options issued								20											129																									20									129
Issuance of stock (in shares)																										4,697
Issuance of stock						(28)																				1,023																199															(1,250)
Net (loss) income	4,685																																																						4,685
Ending Balance at Dec. 31, 2011	(119)																				65,952																		38,065															1,243	(105,379)
Ending Balance (in shares) at Dec. 31, 2011																					25,158
Stock options issued								152											174																									152									174
Net (loss) income	(5,163)																																																						(5,163)
Ending Balance at Dec. 31, 2012	(4,957)																				65,952																		38,391															1,243	(110,543)
Ending Balance (in shares) at Dec. 31, 2012																					25,158
Stock options issued								25											62																									25									62
Issuance of stock (in shares)																										4,000
Issuance of stock						1,570																				838																732
Net (loss) income	1,845																																																						1,845
Ending Balance at Dec. 31, 2013	$ (1,455)																				$ 66,790																		$ 39,210															$ 1,243	$ (108,698)
Ending Balance (in shares) at Dec. 31, 2013																					29,158